Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares	$ 135.58	$ 97.14
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares	5,682,206	6,446,110
Number of stock options, Granted | shares	1,028,255	984,943
Number of stock options, Exercised | shares	733,591	1,630,867
Number of stock options, Forfeited/cancelled | shares		117,980
Number of stock options, Outstanding at end of year | shares	5,976,870	5,682,206
Number of stock options, Exercisable at end of year | shares	2,648,426	2,616,750
Number of stock options, Available for grant | shares	11,680,041	12,708,296
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 87.79	$ 81.5
Weighted-average exercise price,Granted | $ / shares	135.58	97.14
Weighted-average exercise price,Exercised | $ / shares	70.64	67.88
Weighted-average exercise price,Forfeited/cancelled | $ / shares		97.03
Weighted-average exercise price,Outstanding at end of year | $ / shares	98.12	87.79
Weighted-average exercise price,Exercisable at end of year | $ / shares	$ 84.14	$ 77.34